Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 437,206		¥ 742,204
Fair value of plan assets at end of the fiscal year		476,411		437,206
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	30,191
Fair value of plan assets at end of the fiscal year	[1]	29,153		30,191
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	48,410
Fair value of plan assets at end of the fiscal year	[2]	47,384		48,410
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	22,785
Fair value of plan assets at end of the fiscal year	[3]	23,021		22,785
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		281,110		274,749
Fair value of plan assets at end of the fiscal year		315,491		281,110
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	33,569
Fair value of plan assets at end of the fiscal year	[3]	3,760		33,569
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	19,334
Fair value of plan assets at end of the fiscal year	[4]	156,567		19,334
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		103,972		120,954
Return on assets held at end of year		13,550		2,419
Purchases, sales, and settlements, net		(5,087)		(19,401)
Transfers, net		(10,389)
Fair value of plan assets at end of the fiscal year		102,046		103,972
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		30,191	[1]	27,956
Return on assets held at end of year		7,793		2,649
Purchases, sales, and settlements, net		(1,083)		(414)
Transfers, net		(7,748)
Fair value of plan assets at end of the fiscal year	[1]	29,153		30,191
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		48,410	[2]	71,606
Return on assets held at end of year		4,199		(648)
Purchases, sales, and settlements, net		(4,182)		(22,548)
Transfers, net		(1,043)
Fair value of plan assets at end of the fiscal year	[2]	47,384		48,410
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		25,371	[3]	21,392
Return on assets held at end of year		1,558		418
Purchases, sales, and settlements, net		178		3,561
Transfers, net		(1,598)
Fair value of plan assets at end of the fiscal year	[3]	25,509		25,371
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		34,475		34,583
Return on assets held at end of year		(4,306)		691
Purchases, sales, and settlements, net		120,164		382
Other	[5]	2,445		(1,181)
Fair value of plan assets at end of the fiscal year		152,778		34,475
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		22,297	[3]	22,089
Return on assets held at end of year		(402)		132
Purchases, sales, and settlements, net		(19,605)		755
Other	[5]	1,401		(679)
Fair value of plan assets at end of the fiscal year	[3]	3,691		22,297
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		12,178	[4]	12,494
Return on assets held at end of year		(3,904)		559
Purchases, sales, and settlements, net		139,769		(373)
Other	[5]	1,044		(502)
Fair value of plan assets at end of the fiscal year	[4]	¥ 149,087		¥ 12,178

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes primarily private real estate investment trusts.
[4]	Represents annuity contracts with or without profit sharing.
[5]	Primarily consists of translation adjustments.